Commitments and Contingencies (Tables)	12 Months Ended
Apr. 28, 2018
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Minimum rentals	$301,057	302,784	297,322
Percentage rentals	1,076	1,353	1,821

	$302,133	304,137	299,143

Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, non-cancelable lease terms greater than one year, and NOOK leases as of April 28, 2018 are:

Fiscal Year
2019	$316,329
2020	267,494
2021	200,147
2022	151,424
2023	88,626
After 2023	88,498

$1,112,518

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments

Purchase obligations, which include hardware and software maintenance contracts and inventory purchase commitments, as of April 28, 2018 are as follows:

Less Than 1 Year	$56,929
1-3 Years	15,721
3-5 Years	11
More Than 5 Years	—

Total	$72,661